Operating Segment and Revenue Information - Schedule of Geographic Information (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of geographical areas [line items]
Revenue from contracts with customers	¥ 4,027,478	¥ 3,569,006	¥ 3,197,812
Non-current assets	10,784,117	9,857,219
Japan
Disclosure of geographical areas [line items]
Revenue from contracts with customers	512,043	658,983	559,748
Non-current assets	373,133	401,019
U.S.
Disclosure of geographical areas [line items]
Revenue from contracts with customers	2,103,772	1,714,421	1,567,931
Non-current assets	7,560,491	6,663,654
Europe and Canada
Disclosure of geographical areas [line items]
Revenue from contracts with customers	842,668	739,168	666,177
Asia (excluding Japan)
Disclosure of geographical areas [line items]
Revenue from contracts with customers	225,007	196,964	156,240
Latin America
Disclosure of geographical areas [line items]
Revenue from contracts with customers	160,375	128,467	121,638
Russia/CIS
Disclosure of geographical areas [line items]
Revenue from contracts with customers	88,431	62,057	57,560
Switzerland
Disclosure of geographical areas [line items]
Non-current assets	799,325	1,514,645
Ireland
Disclosure of geographical areas [line items]
Non-current assets	792,382	104,943
Other
Disclosure of geographical areas [line items]
Revenue from contracts with customers	95,182	68,945	¥ 68,518
Non-current assets	¥ 1,258,787	¥ 1,172,959